Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

12. Leases

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining lease terms of two month to fourteen years.

Total lease costs were RMB12,511, RMB5,233 and RMB5,461 for the year ended December 31, 2023, 2024 and 2025, respectively including short-term lease costs within 12 months of RMB809, RMB1,699 and RMB1,996 respectively.

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	9,266	6,873	983
LIABILITIES
Operating lease liabilities, current	2,994	3,340	478
Operating lease liabilities, non-current	1,680	1,023	146
Total	4,674	4,363	624

Supplemental cash flow information related to leases is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	15,169	3,700	3,464	495
Right-of-use assets obtained in exchange for operating lease liabilities	8,619	—	—	—

Other information related to lease is as follows:

	As of December 31,
	2024	2025
Weighted average remaining lease term (years)	4.67	4.23
Weighted average discount rate	5%	5%

12. Leases - continued

As of December 31, 2025, maturities of lease liabilities (excluding lease payments of RMB368 for the leases with lease terms less than one year) are as follows:

As of December 31,
2025
RMB
2026	2,207
2027	1,836
2028	274
2029 and thereafter	1,295
Total minimum lease payments	5,612
Less: interest	(1,249)
Present value of lease obligations	4,363